Dechert LLP

30 Rockefeller Plaza

New York, NY 10112

Securities and Exchange Commission

Division of Corporate Finance

100 F Street, NE

Washington, DC 20549

March 23, 2005

Re:	i2 Technologies, Inc.

Preliminary Proxy Statement on Schedule 14A

Ladies and Gentlemen:

On behalf of i2 Technologies, Inc. (the “Company”), transmitted herewith for filing with the Securities and Exchange Commission pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, is a preliminary copy of the Company’s proxy statement on Schedule 14A and form of proxy. In addition, in accordance with Rule 14a-6(d) please be advised that the Company intends to release definitive copies of the Company’s proxy statement on Schedule 14A and form of proxy to its stockholders no later than May 10, 2006.

If you have any questions or comments regarding the foregoing, please contact the undersigned (at 212-698-3552) or Bruce B. Wood (at 212-698-3531).

Very truly yours,

/s/ Steve J. Lee

Steve J. Lee

Enclosures

cc: Robert C. Donohoo